Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-tax changes recognized in Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance			$ 102,872
Actuarial (gain) loss for the year	(44,118)	119,685	91,693
Amortization of unrealized losses	(25,418)	(18,334)	(8,737)
Foreign currency translation adjustment	3,984	1,827	(1,050)
Adjustments related to pensions ending balance	222,967	287,956	184,778
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.55%	4.14%
Rate of compensation increase	3.29%	3.32%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	15,900	10,704	10,625
Interest cost	26,859	26,194	24,822
Expected return on plan assets	(13,638)	(15,241)	(17,750)
Amortization of unrealized losses	25,418	18,334	8,737
Net periodic benefit costs	54,539	39,991	26,434
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.14%	5.10%	5.70%
Expected return on plan assets	6.00%	7.00%	7.50%
Rate of compensation increase	3.32%	3.69%	4.00%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2014	17,824
2015	19,294
2016	21,041
2017	22,963
2018	24,542
2019 - 2023	$ 156,106